Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Paradigm Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Paradigm Value Fund
Accumulated Value	$ 10,000	$ 11,729	$ 13,378	$ 13,101	$ 16,019	$ 18,867	$ 24,584	$ 19,564	$ 22,168	$ 24,971	$ 26,399
Paradigm Select Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Paradigm Select Fund
Accumulated Value	10,000	11,598	13,467	12,129	16,777	21,147	27,735	20,401	25,896	30,229	$ 34,242
Paradigm Micro-Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Paradigm Micro-Cap Fund
Accumulated Value	10,000	12,733	14,744	13,128	16,066	23,593	30,185	23,962	28,249	32,069	$ 30,533
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	10,000	11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	$ 39,827
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	10,000	11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	$ 39,827
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	10,000	11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	$ 39,827
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000® Value Index
Accumulated Value	10,000	13,174	14,207	12,379	15,151	15,853	20,335	17,390	19,937	21,543	$ 24,256
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2500® Index
Accumulated Value	10,000	11,759	13,736	12,362	15,794	18,952	22,398	18,284	21,469	24,044	$ 26,907
Russell Microcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Microcap® Index
Accumulated Value	$ 10,000	$ 12,037	$ 13,622	$ 11,840	$ 14,496	$ 17,534	$ 20,924	$ 16,330	$ 17,854	$ 20,301	$ 24,966